EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of basic earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT PER SHARE AMOUNTS	2022	2021
Net income (loss) for the year	$501	$(112)
Dividends on Class A junior preferred shares	(68)	—
	433	(112)
Attributable to:
Brookfield Corporation	—	(17)
Class A exchangeable and Class B shareholders	6	3
Class C shareholders	425	(98)
Non-controlling interests	2	—
Weighted average shares – Class C shares	30,919,577	19,903,823
Earnings per share per class C share - basic	$13.75	$(4.92)